SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Balance	$ 890,209	$ 972,663	$ 972,663
Amortization	83,857	82,454	166,311	$ 137,257
Balance	$ 806,352	$ 890,209	$ 806,352